Other revenues and expenses - Financial Income and Expenses (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 8,146,000	$ 7,462,000	$ 9,747,000
Foreign exchange gains and losses related to hedges of euro	1,082,000	938,000	(2,638,000)
Expenses related to the change in fair value of the convertible debt embedded derivative	(6,878,000)	(3,848,000)	13,129,000
Impact of debt reimbursement	0	5,177,000	0
Convertible debt amendments (Note 14.1)	476,000	0	1,399,000
Receivables from taxes other than income tax	4,544,000
Research Tax Credit 2021
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax	4,305,000
Research Tax Credit 2020
Disclosure of detailed information about borrowings [line items]
Receivables from taxes other than income tax		132,000	107,000
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interest on loans	$ 8,094,000	$ 7,334,000	$ 9,554,000